SHAREHOLDERS' EQUITY - Schedule of stock-based compensation expense related to stock Options, RSUs and PSUs (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 149.2	$ 119.9
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	10.0	6.5
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	55.7	42.3
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	57.1	46.2
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 26.4	$ 24.9